Note 11 - Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The Company determines fair value measurements used in its consolidated financial statements based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants exclusive of any transaction related costs, as determined by either the principal market or the most advantageous market. The principal market is the market with the greatest level of activity and volume for the asset or liability. Absent a principal market to measure fair value, the Company has used the most advantageous market, which is the market in which the Company would receive the highest selling price for the asset or pay the lowest price to settle the liability, after considering transaction related costs. However, when using the most advantageous market, transaction related costs are only considered to determine which market is the most advantageous and these costs are then excluded when applying a fair value measurement.

Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy. The basis for fair value measurements for each level within the hierarchy is described below with Level 1 having the highest priority and Level 3 having the lowest.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in non-active markets; and model derived valuations whose inputs are observable or whose significant valuation drivers are observable.

•	Level 3 – significant inputs to the valuation model are unobservable and/or reflect the Company’s market assumptions.
The following tables present the Company’s financial instruments, assets and liabilities that are measured at fair value on a recurring basis:

		Fair Value Measurement Using
(amounts in millions)	December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Money market accounts	$15.4	$15.4	$—	$—
Available for sale equity securities	2.3	1.5	0.8	—
Derivatives	0.1	—	0.1	—
Total	$17.8	$16.9	$0.9	$—
Liability Category
Long term contingent consideration	$63.9	$—	$—	$63.9

		Fair Value Measurement Using
(amounts in millions)	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Asset Category
Money market accounts	$78.6	$78.6	$—	$—
Available for sale equity securities	2.3	1.5	0.8	—
Derivatives	0.2	—	0.2	—
Total	$81.1	$80.1	$1.0	$—
Liability Category
Long term contingent consideration	$34.8	$—	$—	$34.8

Money market accounts are included in cash and cash equivalents in the balance sheet. Available for sale equity securities and acquired investments are included in other long term assets in the balance sheet.

The following table presents the carrying value and estimated fair value of the Company’s long term debt:

(amounts in millions)	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
First lien secured credit facility, including current portion	$743.7	$728.8	$751.3	$752.6
USD Incremental Loans, including current portion	294.9	289.0	—	—
New Tranche B Term Loan, including current portion	129.0	126.5	—	—
Euro Tranche Term Loans, including current portion	246.2	241.3	—	—
Other	2.1	2.0	—	—
	$1,415.9	$1,387.6	$751.3	$752.6

The following methods and assumptions were used to estimate the fair value of each class of the Company’s financial instruments, assets and liabilities:

Money market accounts - The Company invests in various money market funds which are managed by financial institutions. These money market funds are not publicly traded, but historically have been highly liquid. The fair value of the money market accounts is determined by the banks based upon the funds’ net asset values, or NAV. All of the money market accounts currently permit daily investments and redemptions at $1.00 NAV.

Available for sale equity securities - Equity securities classified as available for sale are measured using quoted market prices at the reporting date multiplied by the quantity held, and are categorized as Level 1 instruments, whereas shares of unit investment trusts are categorized as Level 2 instruments.

Derivatives - The fair values of foreign currency derivatives were determined using pricing models based upon observable market inputs including both forward and spot prices for the underlying currencies.

First Lien, USD Incremental Loans, New Tranche B Term Loan and Euro Tranche Term Loans– These financial instruments are measured using quoted market prices at the reporting date multiplied by the carrying amount of the related debt. Such instruments are valued using Level 2 inputs.